As filed with the Securities and Exchange Commission on November 3, 2017

1933 Act File No. 333-197734

1940 Act File No. 811-22983

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 8 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 13 ☒

EATON VANCE NEXTSHARES TRUST II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on November 14, 2017 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	This post effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

This Post-Effective Amendment No. 8 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of designating November 14, 2017 as the new effective date for Post-Effective Amendment No. 3 filed pursuant to Rule 485(a)(2) under the 1933 Act on August 8, 2017 (Accession No. 0000940394-17-001537) (the “Amendment”).

This Post-Effective Amendment No. 8 incorporates by reference the information contained in Parts A and B of the Amendment.

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)

Amended and Restated Declaration of Trust of Eaton Vance NextShares Trust II dated April 26, 2016 filed as Exhibit (a) to Post-Effective Amendment No. 1 filed May 25, 2017 (Accession No. 0000940394-17-001167) and incorporated herein by reference.

(b)

Amended and Restated By-Laws of the Registrant adopted January 30, 2015 filed as Exhibit (b) to Pre-Effective Amendment No. 2 filed April 9, 2015 (Accession No. 0000940394-15-000489) and incorporated herein by reference.

(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Form of Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Bond NextShares™ filed as Exhibit (d)(1) to Pre-Effective Amendment No. 4 filed November 23, 2015 (Accession No. 0000940394-15-001353) and incorporated herein by reference.

	(2)

Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Floating-Rate NextShares dated November 1, 2017 filed as Exhibit (d)(2) to Post-Effective Amendment No. 7 filed November 1, 2017 (Accession No. 0000940394-17-002157) and incorporated herein by reference.

	(3)

Form of Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Global Macro Absolute Return NextShares filed as Exhibit (d)(3) to Pre-Effective Amendment No. 4 filed November 23, 2015 (Accession No. 0000940394-15-001353) and incorporated herein by reference.

	(4)

Form of Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Government Obligations NextShares filed as Exhibit (d)(4) to Pre-Effective Amendment No. 4 filed November 23, 2015 (Accession No. 0000940394-15-001353) and incorporated herein by reference.

	(5)

Form of Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance High Income Opportunities NextShares filed as Exhibit (d)(5) to Pre-Effective Amendment No. 4 filed November 23, 2015 (Accession No. 0000940394-15-001353) and incorporated herein by reference.

	(6)

Form of Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance High Yield Municipal Income NextShares filed as Exhibit (d)(6) to Pre-Effective Amendment No. 4 filed November 23, 2015 (Accession No. 0000940394-15-001353) and incorporated herein by reference.

	(7)

Investment Advisory and Administrative Agreement between Eaton Vance NextShares Trust II, on behalf of Eaton Vance TABS 5-to-15 Year Laddered Municipal Income NextShares and Eaton Vance Management dated March 28, 2016 filed as Exhibit (d)(7) to Post-Effective Amendment No. 1 filed May 25, 2017 (Accession No. 0000940394-17-001167) and incorporated herein by reference.

	(8)

Form of Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance National Municipal Income NextShares filed as Exhibit (d)(8) to Pre-Effective Amendment No. 4 filed November 23, 2015 (Accession No. 0000940394-15-001353) and incorporated herein by reference.

	(9)

Form of Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Diversified Credit NextShares filed as Exhibit (d)(9) to Post-Effective Amendment No. 3 filed August 8, 2017 (Accession No. 0000940394-17-001537) and incorporated herein by reference.

(e)	(1)	(a)

Distribution Agreement between each Trust listed on Exhibit A and Foreside Fund Services, LLC filed as Exhibit (e)(1)(a) to Post-Effective Amendment No. 3 filed August 8, 2017 (Accession No. 0000940394-17-001537) and incorporated herein by reference.

		(b)	Amended Exhibit A dated _______, 2017 to Distribution Agreement dated May 31, 2017 to be filed by Amendment.
(f)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)

Master Custodian Agreement between Eaton Vance NextShares Trusts and State Street Bank and Trust Company dated July 28, 2015 filed as Exhibit (g) to Pre-Effective Amendment No. 3 filed July 30, 2015 (Accession No. 0000940394-15-000982) and incorporated herein by reference.

(h)	(1)

Amended and Restated Transfer Agency and Service Agreement dated November 1, 2015 filed as Exhibit (h)(1) to Post-Effective Amendment No. 1 of Eaton Vance NextShares™ Trust (File Nos. 333-197733, 811-22982) filed February 27, 2017 (Accession No. 0000940394-17-000340) and incorporated herein by reference.

	(2)		Form of Authorized Participant Agreement filed as Exhibit (h)(2) to Pre-Effective Amendment No. 3 filed July 30, 2015 (Accession No. 0000940394-15-000982) and incorporated herein by reference.
	(3)

Form of Operations Agreement between the Registrant and Eaton Vance Management filed as Exhibit (h)(3) to Pre-Effective Amendment No. 3 filed July 30, 2015 (Accession No. 0000940394-15-000982) and incorporated herein by reference.

(i)			Opinion of Internal Counsel dated _____, 2017 to be filed by Amendment.
(m)			Not applicable
(p)

Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds effective September 1, 2000, as revised February 8, 2017 filed as Exhibit (r) to Post-Effective Amendment No. 1 on Form N-2 of Eaton Vance Senior Floating-Rate Trust (File Nos. 333-207589, 811-21411) filed February 23, 2017 (Accession No. 0000940394-17-000321) and incorporated herein by reference.

(q)

Power of Attorney for Eaton Vance NextShares Trust II dated October 17, 2017 filed as Exhibit (q) to Post-Effective Amendment No. 7 filed November 1, 2017 (Accession No. 0000940394-17-002157) and incorporated herein by reference.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the Registrant’s Amended and Restated By-Laws contains indemnification provisions.  Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

Item 31.    Business and other Connections of Investment Adviser

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

Item 32.    Principal Underwriters

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
ABS Long/Short Strategies Fund
Absolute Shares Trust
AdvisorShares Trust
American Beacon Funds
American Beacon Select Funds
Archstone Alternative Solutions Fund
Ark ETF Trust
Avenue Mutual Funds Trust
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
Bridgeway Funds, Inc.
Center Coast MLP & Infrastructure Fund
Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
Context Capital Funds
CornerCap Group of Funds
Davis Fundamental ETF Trust
Direxion Shares ETF Trust
Eaton Vance NextShares Trust
Eaton Vance NextShares Trust II
EIP Investment Trust
Evanston Alternative Opportunities Fund
Exchange Listed Fund Trust (fka Exchange Traded Concepts Trust II)
FEG Absolute Access Fund I LLC
FlexShares Trust
Forum Funds
Forum Funds II

FQF Trust
Guiness Atkinson Funds
Henderson Global Funds
Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
Horizons ETF Trust
Horizons ETF Trust I (fka Becon Capital Series Trust)
Infinity Core Alternative Fund
Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC
John Hancock Exchange-Traded Fund Trust
Lyons Funds
Manor Investment Funds
Miller/Howard Funds Trust
Miller/Howard High Income Equity Fund
Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
Montage Managers Trust
Palmer Square Opportunistic Income Fund
PENN Capital Funds
Performance Trust Mutual Funds, Series of Trust for Professional Managers
Pine Grove Alternative Institutional Fund
Plan Investment Fund, Inc.
PMC Funds, Series of Trust for Professional Managers
Quaker Investment Trust
Ramius Archview Credit and Distressed Fund
Renaissance Capital Greenwich Funds
RMB Investors Trust (fka Burnham Investors Trust)
Robinson Opportunities Income Fund, Series of Investment Managers Series Trust
Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
Salient MF Trust

SharesPost 100 Fund
Sound Shore Fund, Inc.
Steben Alternative Investment Funds
Steben Select Multi-Strategy Fund
Strategy Shares
The 504 Plan (fka The Pennant 504 Fund)
The Community Development Fund
Third Avenue Trust
Third Avenue Variable Series Trust
TIFF Investment Program
Turner Funds
U.S. Global Investors Funds
West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
Wintergreen Fund, Inc.
WisdomTree Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer K. DiValerio	899 Cassalt Road, 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the administrator and investment adviser or sub-adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110.  Foreside Fund Services, LLC maintains all applicable accounts, books and documents relating to its services as Distributor of the Registrant at Three Canal Plaza, Suite 100, Portland, Maine 04101.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on November 3, 2017.

EATON VANCE NEXTSHARES TRUST II
By:	/s/ Payson F. Swaffield
Payson F. Swaffield, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on November 3, 2017.

Signature	Title

/s/ Payson F. Swaffield	President (Chief Executive Officer)
Payson F. Swaffield

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Thomas E. Faust Jr.*	Trustee	William H. Park*	Trustee
Thomas E. Faust Jr.		William H. Park*

Mark R. Fetting*	Trustee	Helen Frame Peters*	Trustee
Mark R. Fetting		Helen Frame Peters

Cynthia E. Frost*	Trustee	Susan J. Sutherland*	Trustee
Cynthia E. Frost		Susan J. Sutherland

George J. Gorman*	Trustee	Harriett Tee Taggart*	Trustee
George J. Gorman		Harriett Tee Taggart

Valerie A. Mosley*	Trustee	Scott E. Wennerholm*	Trustee
Valerie A. Mosley		Scott E. Wennerholm

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)